Earnings Per Share	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share
Basic EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year.

	2018 £’000	2017 £’000	2016 £’000
Profit for the year attributable to equity holders of the Company	18,975	16,832	16,706

	2018	2017	2016
Weighted average number of shares outstanding	45,100,165	45,258,750	45,389,210

	2018	2017	2016
Earnings per share - basic (£)	0.42	0.37	0.37

The Group’s weighted average number of shares outstanding has been adjusted by the number of shares held by the Employee Benefit Trust.
Diluted Earnings Per Share
Diluted EPS is calculated by dividing the profit for the year attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of shares that would be issued if all dilutive potential ordinary shares were converted into ordinary shares. In accordance with IAS 33, the dilutive earnings per share are without reference to adjustments in respect of outstanding shares when the impact would be anti-dilutive.

	2018 £’000	2017 £’000	2016 £’000
Profit for the year attributable to equity holders of the Company	18,975	16,832	16,706
Fair value movement of financial liabilities	126	—	—
Profit for the year attributable to equity holders of the Company including impact of fair value adjustment of contingent consideration	19,101	16,832	16,706

	2018	2017	2016
Weighted average number of shares outstanding	45,100,165	45,258,750	45,389,210
Diluted by: options in issue and contingent shares	5,326,051	4,033,770	3,928,835
Weighted average number of shares outstanding (diluted)	50,426,216	49,292,520	49,318,045

	2018	2017	2016
Earnings per share - diluted (£)	0.38	0.34	0.34